Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Apr. 01, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income tax benefit at statutory tax rate of zero percent				$ 0.0	$ 0.0	$ 0.0
Overseas statutory tax rates differential				16.8	(0.9)	(3.8)
Base erosion and anti-abuse (BEAT) expense				2.3	6.1	4.3
Prior year adjustments				(2.9)	0.5	(25.0)
Change in valuation allowance (2)				(98.9)	9.6	40.8
Impact of unrecognized tax benefits				0.0	0.0	0.0
Australian non-resident withholding tax				1.5	0.6	1.0
Foreign exchange				(0.3)	(1.5)	0.2
Non-deductible expenses				2.4	2.4	4.7
Impact of changes in statutory tax rates (4)				(5.7)	(11.5)	(3.8)
Effective Income Tax Rate Reconciliation, Tax Effect of OCI, Amount				6.7	0.0	0.0
Total tax expense/(benefit)		$ 36.2	$ 4.7	(78.1)	$ 5.3	$ 18.4
U.S. operating subsidiaries
Operating Loss Carryforwards [Line Items]
Base erosion and anti-abuse (BEAT) expense				1.1
Aspen U.K.
Operating Loss Carryforwards [Line Items]
Base erosion and anti-abuse (BEAT) expense				$ 1.2
U.K.
Operating Loss Carryforwards [Line Items]
U. K. corporate tax rate				19.00%
U.K. | Forecast
Operating Loss Carryforwards [Line Items]
U. K. corporate tax rate	25.00%
Lloyd's syndicate
Operating Loss Carryforwards [Line Items]
Valuation allowance, associated losses				$ 0.0